Marketable Securities - Company's Marketable Securities (Detail) (GEN-PROBE INCORPORATED [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Marketable Securities [Line Items]
Amortized Cost	$ 294,278	$ 287,390	$ 430,242
Gross Unrealized Gains	712	1,314	2,691
Gross Unrealized Losses	(3,666)	(1,623)	(2,968)
Estimated Fair Value	291,324	287,081	429,965
Debt Securities [Member]
Schedule Of Marketable Securities [Line Items]
Amortized Cost	277,363	270,745	380,242
Gross Unrealized Gains	523	1,298	561
Gross Unrealized Losses	(258)	(191)	(2,968)
Estimated Fair Value	277,628	271,852	377,835
Equity security [Member]
Schedule Of Marketable Securities [Line Items]
Amortized Cost	10,518	10,518	50,000
Gross Unrealized Gains			2,130
Gross Unrealized Losses	(3,408)	(1,344)
Estimated Fair Value	7,110	9,174	52,130
Mutual funds [Member]
Schedule Of Marketable Securities [Line Items]
Amortized Cost	6,397	6,127
Gross Unrealized Gains	189	16
Gross Unrealized Losses		(88)
Estimated Fair Value	$ 6,586	$ 6,055